                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



          Read instructions at the end of form before preparing form.

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1.      Name and address of issuer:

          Diversified Investors Variable Funds

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or
        classes):     [X]

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3.      Investment Company Act File Number:     811-8264

        Securities Act File Number:     33-73734

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4.(a)   Last day of fiscal year for which this Form is filed:

                        December 31, 2005

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4.(b)   [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due

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4.(c)   [ ] Check box if this is the last time the Issuer will be filing this
            Form.
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5.         Calculation of registration fee:

(i)             Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                                                   $     207,269,449
                                                                                     ----------------

(ii)            Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                              $    272,697,911
                                                              ----------------

(iii)           Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending no
                earlier than October 11, 1995
                that were not previously used to
                reduce registration fees payable
                to the Commission:                            $              0
                                                              ----------------

(iv)            Total available redemption credits
                [add Items 5(ii) and 5(iii)                                         $     272,697,911
                                                                                     ----------------

(v)             Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i):                                                     $               0
                                                                                     ----------------

------------------------------------------------------------------------------
(vi)            Redemption credits available for              $    (65,428,462)
                use in future years-if Item 5(i) is           ----------------
                less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:
------------------------------------------------------------------------------

(vii)           Multiplier for determining
                registration fee (See Instruction
                C.9):                                                               x         .000107
                                                                                     ----------------

(viii)          Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                                             =$               0
                                                                                     ----------------


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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rate 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______________.
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7. Interest due -- if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                         +$               0
                                                           ----------------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                         =$               0
                                                           ================
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


             Method of Delivery:
                [X]     Wire Transfer
                [ ]     Mail or other means
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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)(1)              /s/ ROBERT F. COLBY
                                        ----------------------------
                                         Senior Vice President



Date     March 28,  2006
    ----------------------------


---------------------
(1) Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Variable Funds
For the Period ended December 31, 2005

                                                  98010              98029             98046             98070              98089
                                                                      HIGH         INTERMEDIATE
                                                  MONEY             QUALITY         GOVERNMENT         CORE BOND
                                                  MARKET              BOND             BOND               FUND            BALANCED
                                              --------------      -----------      ------------       ------------      ------------

Proceeds from issuance of shares....             45,134,985        5,089,097         5,183,725         13,375,653        10,205,619
12/31/04 Cash Flow..................                (72,782)          (3,863)          (10,279)            (8,544)          (16,370)
                                              -------------------------------------------------------------------------------------
Aggregate securities sold...........             45,062,203        5,085,234         5,173,446         13,367,109        10,189,249
                                              -------------------------------------------------------------------------------------

Value of shares redeemed............            (48,648,941)      (5,443,310)       (8,969,875)       (10,208,791)      (19,332,084)
12/31/04 Cash Flow..................                 17,074            2,780            16,496             17,484            29,211
                                              -------------------------------------------------------------------------------------
Net Change..........................            (48,631,867)      (5,440,530)       (8,953,379)       (10,191,307)      (19,302,873)

Net Change..........................             (3,569,664)        (355,296)       (3,779,933)         3,175,802        (9,113,624)
                                              =====================================================================================


Calculation of Fee:
Total change........................          $ (65,428,462)
                                              -------------
Per SEC .000107.....................          $   (7,000.85)
                                              =============


Per Fund............................                (381.95)          (38.02)          (404.45)            339.81           (975.16)

                                                 98720              98150             98127             98173            98628

                                                VALUE &           GROWTH &           EQUITY            SPECIAL         AGGRESSIVE
                                                 INCOME            INCOME            GROWTH            EQUITY            EQUITY
                                              ------------      ------------      ------------      ------------     ------------

Proceeds from issuance of shares....           37,268,448        19,255,373        20,168,922        21,350,191        9,912,859
12/31/04 Cash Flow..................              (55,707)          (29,833)          (53,590)          (22,318)         (25,969)
                                              ----------------------------------------------------------------------------------
Aggregate securities sold...........           37,212,741        19,225,540        20,115,332        21,327,873        9,886,890
                                              ----------------------------------------------------------------------------------

Value of shares redeemed............          (52,471,088)      (27,342,629)      (40,470,836)      (24,983,024)     (14,012,571)
12/31/04 Cash Flow..................               77,514            61,317            85,158            28,797           17,300
                                              ----------------------------------------------------------------------------------
Net Change..........................          (52,393,574)      (27,281,312)      (40,385,678)      (24,954,227)     (13,995,271)

Net Change..........................          (15,180,833)       (8,055,772)      (20,270,346)       (3,626,354)      (4,108,381)
                                              ==================================================================================


Calculation of Fee:
Total change........................
Per SEC .000107.....................



Per Fund                                        (1,624.35)          (861.97)        (2,168.93)          (388.02)         (439.60)

                                               98587           98267            98882

                                             HIGH YIELD    INTERNATIONAL
                                               BOND           EQUITY           CALVERT           TOTAL
                                             ----------    -------------     -----------     ------------
Proceeds from issuance of shares....          659,762       13,579,444        6,436,204       207,620,282
12/31/04 Cash Flow..................               --          (26,868)         (24,710)         (350,833)
                                             ------------------------------------------------------------
Aggregate securities sold...........          659,762       13,552,576        6,411,494       207,269,449
                                             ------------------------------------------------------------

Value of shares redeemed............         (999,385)     (13,913,127)      (6,302,499)     (273,098,160)
12/31/04 Cash Flow..................               --           47,046               72           400,249
                                             ------------------------------------------------------------
Net Change..........................         (999,385)     (13,866,081)      (6,302,427)     (272,697,911)

Net Change..........................         (339,623)        (313,505)         109,067       (65,428,462)
                                             ============================================================
                                                                                              (65,428,462)

Calculation of Fee:
Total change........................
Per SEC .000107.....................



Per Fund............................           (36.34)          (33.55)           11.67         (7,000.85)